Investment in securities - Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	$ 754,234	$ 2,110,574
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(3,881)	(28,424)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	1,181,637	278,587
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(21,414)	(3,443)
Available-for-sale securities with unrealized losses, Total fair value	1,935,871	2,389,161
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(25,295)	(31,867)
Held-to-maturity securities with unrealized losses, Less than 12 months, Fair Value	549,532	937,080
Held-to-maturity securities with unrealized losses, Less than 12 months, Gross unrealized losses	(2,862)	(16,803)
Held-to-maturity securities with unrealized losses, 12 months or more, Fair value	288,830	0
Held-to-maturity securities with unrealized losses, 12 months or more, Gross unrealized losses	(6,552)	0
Held-to-maturity securities with unrealized losses, Total fair value	838,362	937,080
Held-to-maturity securities with unrealized losses, Total gross unrealized losses	(9,414)	(16,803)
US government and federal agencies
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	497,307	1,558,636
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(2,461)	(21,932)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	1,014,252	266,094
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(17,940)	(2,646)
Available-for-sale securities with unrealized losses, Total fair value	1,511,559	1,824,730
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(20,401)	(24,578)
Non-US governments debt securities
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	0	21,681
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	(1,053)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	22,360	0
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(386)	0
Available-for-sale securities with unrealized losses, Total fair value	22,360	21,681
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(386)	(1,053)
Corporate debt securities
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	86,501	214,506
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(225)	(1,545)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	39,479	0
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(555)	0
Available-for-sale securities with unrealized losses, Total fair value	125,980	214,506
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(780)	(1,545)
Asset-backed securities - Student loans
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	0	0
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	0
Available-for-sale securities with unrealized losses,12 months or more, Fair value	12,493	12,493
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(797)	(797)
Available-for-sale securities with unrealized losses, Total fair value	12,493	12,493
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(797)	(797)
Commercial mortgage-backed securities
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	98,822	134,195
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(709)	(1,352)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	36,766	0
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(587)	0
Available-for-sale securities with unrealized losses, Total fair value	135,588	134,195
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(1,296)	(1,352)
Residential mortgage-backed securities
Schedule Of Marketable Securities [Line Items]
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	71,604	181,556
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(486)	(2,542)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	56,287	0
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(1,149)	0
Available-for-sale securities with unrealized losses, Total fair value	127,891	181,556
Available-for-sale securities with unrealized losses, Total gross unrealized losses	$ (1,635)	$ (2,542)